Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 1,101	$ 1,065
Environmental expenditures (Note 12)	(14)	(33)
Adjustments for non-cash items:
Depreciation and amortization (Note 4)	856	822
Regulatory assets and liabilities	47	44
Deferred income tax expense	138	261
Other	23	32
Changes in non-cash balances related to operations (Note 29)	200	(6)
Net cash from operating activities	2,351	2,185
Financing activities
Long-term debt issued	2,375	750
Long-term debt repaid	(731)	(603)
Short-term notes issued	6,550	6,335
Short-term notes repaid	(7,650)	(6,000)
Dividends paid (Note 24)	(693)	(652)
Distributions paid to noncontrolling interest	(10)	(10)
Change in bank indebtedness	17	0
Costs to obtain financing	(6)	(10)
Net cash used in financing activities	(148)	(190)
Investing activities
Property, plant and equipment	(2,322)	(1,942)
Intangible assets	(131)	(120)
Additions of future use assets	(214)	0
Capital contributions received (Note 29)	2	12
Other	4	14
Net cash used in investing activities	(2,661)	(2,036)
Net change in cash and cash equivalents	(458)	(41)
Cash and cash equivalents, beginning of year	458	499
Cash and cash equivalents, end of year	$ 0	$ 458